Risk Management and Financial Instruments (Details) - Schedule of Weighted Average Loss Rate, Gross Carrying Amount, Impairment Losses Recognized in Profit or Loss $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Schedule of Weighted Average Loss Rate, Gross Carrying Amount, Impairment Losses Recognized in Profit or Loss [Line Items]
Weighted average loss rate
Gross carrying amount	$ 8,211,388
Impairment loss allowance	$ (84,913)
Cash and cash equivalents [Member]
Schedule of Weighted Average Loss Rate, Gross Carrying Amount, Impairment Losses Recognized in Profit or Loss [Line Items]
Weighted average loss rate
Gross carrying amount	$ 4,569,517
Impairment loss allowance
Margin cash [Member]
Schedule of Weighted Average Loss Rate, Gross Carrying Amount, Impairment Losses Recognized in Profit or Loss [Line Items]
Weighted average loss rate
Gross carrying amount	$ 132,461
Impairment loss allowance
Trade accounts receivable [Member]
Schedule of Weighted Average Loss Rate, Gross Carrying Amount, Impairment Losses Recognized in Profit or Loss [Line Items]
Weighted average loss rate	2.50%
Gross carrying amount	$ 3,390,856
Impairment loss allowance	$ (84,913)
Related party receivables [Member]
Schedule of Weighted Average Loss Rate, Gross Carrying Amount, Impairment Losses Recognized in Profit or Loss [Line Items]
Weighted average loss rate
Gross carrying amount	$ 118,554
Impairment loss allowance